Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Changes in goodwill are summarized as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR

Cost
Balance at beginning of year	2,088,589	149,168
Acquisition through business combinations	-	2,058,285
Effect of changes in exchange rates	268,947	(118,864)

Balance at end of year	2,357,536	2,088,589